Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessor [abstract]
Disclosure of Lease Receivables

	2024			2023
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,331	(295)	2,036	2,355	(308)	2,047
One to two years	1,787	(226)	1,561	1,954	(249)	1,705
Two to three years	1,290	(171)	1,119	1,380	(189)	1,191
Three to four years	839	(134)	705	930	(153)	777
Four to five years	766	(147)	619	593	(132)	461
Later than one year and no later than five years	4,682	(678)	4,004	4,857	(723)	4,134
Later than five years	3,518	(639)	2,879	4,116	(838)	3,278
At 31 Dec	10,531	(1,612)	8,919	11,328	(1,869)	9,459